Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Stocks for Inflation ETF	Nov. 29, 2022
Fidelity Stocks for Inflation ETF | Return Before Taxes
Average Annual Return:
Past 1 year	34.40%
Since Inception	18.38%
Fidelity Stocks for Inflation ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	33.97%
Since Inception	17.49%
Fidelity Stocks for Inflation ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	20.60%
Since Inception	13.99%
IXXSE
Average Annual Return:
Past 1 year	34.85%
Since Inception	18.82%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Since Inception	24.83%	[1]

[1]	A From November 5, 2019